Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income
Trading assets		$ 2,506	$ 1,971	$ 1,685
Investment securities		9,248	8,937	8,438
Mortgages held for sale		784	785	767
Loans held for sale		9	19	78
Loans		39,505	36,575	35,652
Other interest income		1,611	990	932
Total interest income		53,663	49,277	47,552
Interest expense
Deposits		1,395	963	1,096
Short-term borrowings		330	64	59
Long-term debt		3,830	2,592	2,488
Other interest expense		354	357	382
Total interest expense		5,909	3,976	4,025
Net interest income		47,754	45,301	43,527
Provision for credit losses		3,770	2,442	1,395
Net interest income after provision for credit losses		43,984	42,859	42,132
Noninterest income
Service charges on deposit accounts		5,372	5,168	5,050
Trust and investment fees		14,243	14,468	14,280
Card fees		3,936	3,720	3,431
Other fees		3,727	4,324	4,349
Mortgage banking		6,096	6,501	6,381
Insurance		1,268	1,694	1,655
Net gains from trading activities		834	614	1,161
Net gains (losses) on debt securities	[1]	942	952	593
Net gains from equity investments	[2]	879	2,230	2,380
Lease income		1,927	621	526
Other		1,289	464	1,014
Total noninterest income		40,513	40,756	40,820
Noninterest expense
Salaries		16,552	15,883	15,375
Commission and incentive compensation		10,247	10,352	9,970
Employee benefits		5,094	4,446	4,597
Equipment		2,154	2,063	1,973
Net occupancy		2,855	2,886	2,925
Core deposit and other intangibles		1,192	1,246	1,370
FDIC and other deposit assessments		1,168	973	928
Other		13,115	12,125	11,899
Total noninterest expense		52,377	49,974	49,037
Income before income tax expense		32,120	33,641	33,915
Income tax expense		10,075	10,365	10,307
Net income before noncontrolling interests		22,045	23,276	23,608
Less: Net income from noncontrolling interests		107	382	551
Wells Fargo net income		21,938	22,894	23,057
Less: Preferred stock dividends and other		1,565	1,424	1,236
Wells Fargo net income applicable to common stock		$ 20,373	$ 21,470	$ 21,821
Per share information
Earnings per common share (in dollars per share)		$ 4.03	$ 4.18	$ 4.17
Diluted earnings per common share (in dollars per share)		3.99	4.12	4.10
Dividends declared per common share (in dollars per share)		$ 1.515	$ 1.475	$ 1.350
Average common shares outstanding		5,052.8	5,136.5	5,237.2
Diluted average common shares outstanding		5,108.3	5,209.8	5,324.4

[1]	Total other-than-temporary impairment (OTTI) losses were $207 million, $136 million and $18 million for the years ended December 31, 2016, 2015 and 2014, respectively. Of total OTTI, losses of $189 million, $183 million and $49 million were recognized in earnings, and losses (reversal of losses) of $18 million, $(47) million and $(31) million were recognized as non-credit-related OTTI in other comprehensive income for the years ended December 31, 2016, 2015 and 2014, respectively.
[2]	Includes OTTI losses of $453 million, $376 million and $273 million for the years ended December 31, 2016, 2015 and 2014, respectively.